Employee Benefit Plans and Other Postretirement Plans Schedule of Estimated Benefit Payments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Pension Plans
Defined Benefit Plan Disclosure [Line Items]
2014	$ 30,551
2015	34,304
2016	38,027
2017	42,020
2018	45,759
2019 - 2023	281,889
Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
2014	1,231
2015	1,287
2016	1,369
2017	1,523
2018	1,665
2019 - 2023	$ 10,150